BONDS AND NOTES ISSUED - Maturity information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 14,766,848	S/ 15,270,665
Overdue 90 days [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	182,365	63,518
From 3 months to 1 year [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	1,739,358	1,625,563
From 1 to 3 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	1,438,732	5,375,585
From 3 to 5 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	4,863,708	2,905,763
More than 5 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 6,542,685	S/ 5,300,236